January 27, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT")
    File Nos. 333-139762 and 811-07195
    RiverSource(R) Signature One Select Variable Annuity
    Wells Fargo Advantage(R) Builder Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectus supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel